UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2009

Date of reporting period:  May 31, 2009

Item 1. Schedule of Investments.

PMC Large Cap Growth Fund
Schedule of Investments
May 31, 2009 (Unaudited)

			Shares		Value
COMMON STOCKS - 98.10%
Aerospace & Defense - 3.71%
Honeywell International, Inc.			2,930		$97,159
Lockheed Martin Corp.			1,700		142,171
Raytheon Co.			2,000		89,300
Rockwell Collins, Inc.			1,900		80,598
United Technologies Corp.			2,150		113,111
					522,339
Air Freight & Logistics - 0.77%
FedEx Corp.			1,950		108,089
Beverages - 4.03%
The Coca-Cola Co.			4,850		238,426
PepsiCo, Inc.			6,318		328,852
					567,278
Biotechnology - 2.27%
Amgen, Inc. (a)			2,450		122,353
Cephalon, Inc. (a)			1,050		61,226
Genzyme Corp. (a)			2,300		136,022
					319,601
Capital Markets - 1.22%
The Charles Schwab Corp.			4,864		85,606
Waddell & Reed Financial, Inc.			3,550		86,620
					172,226
Chemicals - 2.70%
CF Industries Holdings, Inc.			1,500		116,460
E.I. du Pont de Nemours & Co.			2,450		69,751
Monsanto Co.			1,558		127,990
Terra Industries, Inc.			2,400		66,696
					380,897
Commercial Services & Supplies - 0.68%
The Brink's Co.			3,600		95,724
Communications Equipment - 4.38%
Cisco Systems, Inc. (a)			22,601		418,118
QUALCOMM, Inc.			4,581		199,686
					617,804
Computers & Peripherals - 9.45%
Apple, Inc. (a)			4,052		550,302
EMC Corp. (a)			6,635		77,961
Hewlett-Packard Co.			5,264		180,818
International Business Machines Corp.			4,220		448,502
QLogic Corp. (a)			5,400		73,710
					1,331,293
Construction & Engineering - 1.20%
Fluor Corp.			3,600		169,128
Diversified Consumer Services - 1.19%
Apollo Group, Inc. (a)			1,200		70,920
H&R Block, Inc.			6,650		97,090
					168,010
Electrical Equipment - 1.16%
Emerson Electric Co.			5,100		163,659
Electronic Equipment & Instruments - 0.48%
Molex, Inc.			4,450		67,996
Electronic Equipment, Instruments & Components - 0.72%
Dolby Laboratories, Inc. (a)			2,800		100,968
Energy Equipment & Services - 2.24%
ENSCO International, Inc.			2,800		108,892
Noble Corporation Baar			3,750		128,888
Patterson-UTI Energy, Inc.			5,450		78,153
					315,933
Food & Staples Retailing - 3.19%
Walgreen Co.			2,500		74,475
Wal-Mart Stores, Inc.			7,534		374,741
					449,216
Food Products - 0.70%
Bunge Ltd.			1,550		98,069
Health Care Equipment & Supplies - 2.72%
Becton, Dickinson & Co.			1,300		87,984
Kinetic Concepts, Inc. (a)			2,000		51,860
Medtronic, Inc.			4,500		154,575
Zimmer Holdings, Inc. (a)			2,000		89,100
					383,519
Health Care Providers & Services - 2.08%
Aetna, Inc.			2,400		64,272
AmerisourceBergen Corp.			1,800		66,780
CIGNA Corp.			3,400		75,378
Humana, Inc. (a)			2,750		86,157
					292,587
Hotels Restaurants & Leisure - 0.45%
Choice Hotels International, Inc.			2,300		62,767
Hotels, Restaurants & Leisure - 2.28%
McDonald's Corp.			5,450		321,496
Household Durables - 0.70%
NVR, Inc. (a)			200		98,980
Household Products - 1.40%
Kimberly-Clark Corp.			1,700		88,213
Procter & Gamble Co.			2,093		108,710
					196,923
Industrial Conglomerates - 0.85%
3M Co.			2,100		119,910
Insurance - 1.20%
Aflac, Inc.			4,750		168,625
Internet & Catalog Retail - 0.62%
Priceline.com, Inc. (a)			800		88,088
Internet Software & Services - 4.18%
Akamai Technologies, Inc. (a)			3,834		85,345
Google, Inc. (a)			753		314,174
Sohu.com, Inc. (a)			3,000		189,420
					588,939
IT Services - 3.00%
Accenture Ltd.			6,950		208,013
Mastercard, Inc.			300		52,899
Visa, Inc.			2,400		162,504
					423,416
Leisure Equipment & Products - 0.58%
Hasbro, Inc.			3,200		81,312
Machinery - 2.13%
Danaher Corp.			1,000		60,350
Harsco Corp.			2,300		66,838
Parker Hannifin Corp.			2,300		97,198
Toro Co.			2,450		75,460
					299,846
Metals & Mining - 0.69%
Nucor Corp.			2,200		96,602
Multiline Retail - 1.71%
Dollar Tree, Inc. (a)			2,050		91,778
Family Dollar Stores, Inc.			4,950		149,837
					241,615
Multi-Utilities - 0.86%
Sempra Energy			2,650		121,052
Oil, Gas & Consumable Fuels - 6.77%
Apache Corp.			677		57,044
Cimarex Energy Co.			3,550		115,801
ConocoPhillips			2,500		114,600
Exxon Mobil Corp.			4,561		316,305
Marathon Oil Corp.			1,350		43,038
Occidental Petroleum Corp.			3,300		221,463
Valero Energy Corp.			3,800		85,006
					953,257
Personal Products - 0.63%
Herbalife Ltd.			3,050		89,091
Pharmaceuticals - 6.26%
Abbott Laboratories			3,292		148,338
Endo Pharmaceuticals Holdings, Inc. (a)			4,200		66,906
Forest Laboratories, Inc. (a)			3,700		87,653
Johnson & Johnson			4,801		264,823
Merck & Co., Inc.			4,100		113,078
Pfizer, Inc.			4,550		69,114
Warner Chilcott Limited (a)			10,000		131,600
					881,512
Professional Services - 1.46%
Manpower, Inc.			2,750		116,902
Watson Wyatt Worldwide, Inc.			2,350		89,159
Total Professional Services					206,061

Road & Rail - 1.24%
CSX Corp.			2,650		84,164
Union Pacific Corp.			1,828		90,066
					174,230
Semiconductors & Semiconductor Equipment - 3.76%
Applied Materials, Inc.			4,550		51,233
Intel Corp.			5,953		93,581
Linear Technology Corp.			3,900		91,299
National Semiconductor Corp.			5,600		77,728
Texas Instruments, Inc.			11,150		216,310
					530,151
Software - 7.24%
Adobe Systems, Inc. (a)			4,275		120,470
Microsoft Corp.			25,686		536,581
Oracle Corp. (a)			14,250		279,157
VMware, Inc. (a)			2,700		83,808
					1,020,016
Specialty Retail - 1.43%
Autozone, Inc. (a)			350		53,253
Best Buy Co, Inc.			2,300		80,730
The Gap Inc.			3,800		67,830
					201,813
Textiles, Apparel & Luxury Goods - 1.37%
Coach, Inc. (a)			5,600		147,112
Nike, Inc.			800		45,640
					192,752
Tobacco - 2.40%
Altria Group, Inc.			7,600		129,884
Philip Morris International, Inc.			4,878		207,998
					337,882
TOTAL COMMON STOCKS (Cost $14,514,024)					$13,820,672

			Principal
			Amount
SHORT TERM INVESTMENTS - 2.08%
Fidelity Institutional Money Market Funds - Government Portfolio
0.328%, 12/31/2031 (b)			$292,489		292,489
TOTAL SHORT TERM INVESTMENTS (Cost $292,489)					$292,489

Total Investments (Cost $14,806,813) - 100.18%					14,113,160
Liabilities in Excess of Other Assets - (0.18)%					(24,830)
TOTAL NET ASSETS - 100.00%					$14,088,330

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Variable Rate

FAS 157 – Summary of Fair Value Exposure at May 31, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund’s investments carried at fair value:

		Level 1 –	Level 2 –	Level 3 –
		Quoted Prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	14,113,160	14,113,160	-	-
Total	14,113,160	14,113,160	-	-

The cost basis of investments for federal income tax purposes at May 31, 2009 was as follows*:

Cost of investments				$ 14,806,813
Gross unrealized appreciation - Equities				1,030,937
Gross unrealized depreciation - Equities				(1,724,290)
Net unrealized depreciation				$ (693,353)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

FAS 161 – Disclosures about Derivative Instruments and Hedging Activities

The fund was not invested in derivative securities or engaged in hedging activities as of May 31, 2009.

PMC Large Cap Value Fund
Schedule of Investments
May 31, 2009 (Unaudited)

		Shares		Value
COMMON STOCKS - 97.26%
Aerospace & Defense - 3.55%
General Dynamics Corp.		2,000		113,800
Goodrich Corp.		2,266		109,992
Northrop Grumman Corp.		4,138		197,051
Raytheon Co.		1,100		49,115
				469,958
Beverages - 2.32%
Coca-Cola Enterprises, Inc.		1,700		28,322
Dr. Pepper Snapple Group, Inc. (a)		4,275		92,896
Molson Coors Brewing Co.		2,515		110,635
Pepsi Bottling Group, Inc.		2,298		75,512
				307,365
Biotechnology - 0.57%
Amgen, Inc. (a)		1,522		76,009
Capital Markets - 4.62%
Ameriprise Financial Inc.		3,662		110,593
Bank Of New York Mellon Corp.		5,781		160,596
Franklin Resources, Inc.		500		33,425
The Goldman Sachs Group, Inc.		700		101,199
Invesco Ltd		1,100		17,215
Legg Mason, Inc.		3,295		63,528
State Street Corp.		2,703		125,554
				612,110
Chemicals - 2.30%
Ashland, Inc.		600		16,080
The Dow Chemical Co.		3,600		63,648
E.I. du Pont de Nemours & Co.		3,828		108,983
Eastman Chemical Co.		500		20,720
Praxair, Inc.		1,305		95,526
				304,957
Commercial Banks - 3.72%
KeyCorp		1,900		9,500
Marshall & Ilsley Corp.		4,900		32,242
PNC Financial Services Group		2,541		115,743
Regions Financial Corp.		4,400		18,436
SunTrust Banks, Inc.		3,000		39,510
US Bancorp		4,638		89,050
Wells Fargo & Co.		7,375		188,062
				492,543
Commercial Services & Supplies - 0.28%
RR Donnelley & Sons Co.		2,800		37,744
Communications Equipment - 1.29%
Cisco Systems, Inc. (a)		4,079		75,461
Nokia OYJ - ADR		6,226		95,258
				170,719
Computers & Peripherals - 2.14%
Hewlett-Packard Co.		4,217		144,854
International Business Machines Corp.		948		100,753
Seagate Technology		4,300		37,453
				283,060
Construction & Engineering - 0.62%
Foster Wheeler AG (a)		3,083		81,761
Consumer Finance - 0.35%
Discover Financial Services		4,786		45,754
Containers & Packaging - 1.07%
Owens-Illinois, Inc. (a)		4,966		142,177
Diversifed Financial Services - 2.02%
Bank of America Corp.		23,745		267,606
Diversified Financial Services - 3.57%
Citigroup, Inc.		7,400		27,528
CME Group, Inc.		100		32,164
JPMorgan Chase & Co.		11,213		413,760
				473,452
Diversified Telecommunication Services - 5.86%
AT&T, Inc.		22,482		557,329
CenturyTel, Inc.		3,394		104,705
Verizon Communications, Inc.		3,900		114,114
				776,148
Electric Utilities - 2.71%
American Electric Power Co, Inc.		6,033		158,909
Edison International		2,400		70,176
Exelon Corp.		2,200		105,622
FirstEnergy Corp.		300		11,337
Pepco Holdings, Inc.		1,000		12,980
				359,024
Electrical Equipment - 0.61%
ABB Ltd. - ADR		4,951		81,493
Electronic Equipment, Instruments & Components - 0.84%
Arrow Electronics, Inc. (a)		1,100		26,609
Avnet, Inc. (a)		2,600		59,826
Jabil Circuit, Inc.		3,200		25,056
				111,491
Energy Equipment & Services - 1.70%
Rowan Cos, Inc.		1,300		26,598
Smith International, Inc.		3,857		112,586
Tidewater, Inc.		1,812		86,378
				225,562
Food & Staples Retailing - 2.43%
CVS Caremark Corp.		3,333		99,324
SUPERVALU, Inc.		3,000		49,800
Wal-Mart Stores, Inc.		3,468		172,498
				321,622
Food Products - 3.20%
Archer-Daniels-Midland Co.		4,100		112,832
Bunge Ltd.		1,600		101,232
ConAgra Foods, Inc.		6,703		124,609
Kraft Foods, Inc. - Class A		3,283		85,719
				424,392
Gas Utilities - 1.05%
EQT Corp.		3,096		115,326
Oneok, Inc.		800		23,440
				138,766
Health Care Equipment & Supplies - 1.69%
Boston Scientific Corp. (a)		10,218		96,049
Covidien Ltd.		3,565		127,342
				223,391
Health Care Providers & Services - 3.25%
Aetna, Inc.		3,200		85,696
AmerisourceBergen Corp.		400		14,840
Coventry Health Care, Inc. (a)		3,300		59,565
McKesson Corp.		2,951		121,434
UnitedHealth Group, Inc.		4,985		132,601
Universal Health Services, Inc.		300		16,479
				430,615
Hotels, Restaurants & Leisure - 0.81%
Carnival Corp.		2,112		53,729
McDonald's Corp.		900		53,091
				106,820
Household Durables - 0.26%
Fortune Brands, Inc.		600		21,006
Newell Rubbermaid, Inc.		1,200		13,812
				34,818
Household Products - 1.21%
Kimberly-Clark Corp.		1,900		98,591
Procter & Gamble Co.		1,200		62,328
				160,919
Independent Power Producers & Energy Traders - 0.44%
Mirant Corp. (a)		2,600		40,586
NRG Energy, Inc. (a)		800		18,000
				58,586
Industrial Conglomerates - 2.06%
General Electric Co.		12,514		168,689
Siemens AG - ADR		1,416		103,991
				272,680
Insurance - 4.65%
Allied World Assurance Co. Holdings Ltd.		600		22,650
The Allstate Corp.		4,928		126,797
Assurant, Inc.		400		9,452
Berkshire Hathaway, Inc. (a)		28		83,216
First American Corp.		600		13,692
Loews Corp.		3,100		83,855
MetLife, Inc.		3,939		124,079
The Progressive Corp. (a)		1,200		19,356
Travelers Companies, Inc.		3,261		132,592
				615,689
Internet & Catalog Retail - 0.50%
eBay, Inc. (a)		3,766		66,357
IT Services - 0.19%
Computer Sciences Corp. (a)		300		12,738
SAIC, Inc. (a)		700		12,229
				24,967
Leisure Equipment & Products - 0.10%
Hasbro, Inc.		500		12,705
Machinery - 0.72%
Flowserve Corp.		500		36,785
Gardner Denver, Inc. (a)		900		25,506
Timken Co.		2,000		33,820
				96,111
Media - 3.96%
Comcast Corp.		7,631		105,079
The DIRECTV Group Inc. (a)		6,080		136,800
The McGraw-Hill Companies, Inc.		400		12,036
Scripps Networks Interactive Inc.		300		8,322
Time Warner Cable, Inc.		4,059		124,976
Time Warner, Inc.		5,852		137,054
				524,267
Multiline Retail - 0.18%
Macy's, Inc.		2,000		23,360
Multi-Utilities - 2.24%
Dominion Resources Inc.		600		19,074
Duke Energy Corp New		1,800		25,470
NiSource, Inc.		2,200		23,518
PG&E Corp.		2,541		93,280
Public Service Enterprise Group, Inc.		3,390		108,039
Sempra Energy		600		27,408
				296,789
Oil & Gas - 0.11%
Forest Oil Corp. (a)		800		15,208
Oil, Gas & Consumable Fuels - 13.14%
Apache Corp.		300		25,278
Chevron Corp.		3,323		221,545
Cimarex Energy Co.		300		9,786
ConocoPhillips		3,800		174,192
Devon Energy Corp.		300		18,972
Encore Acquisition Co. (a)		800		28,392
Exxon Mobil Corp.		9,985		692,460
Marathon Oil Corp.		5,432		173,172
Royal Dutch Shell PLC - ADR		2,810		151,487
Total SA - ADR		3,602		207,655
XTO Energy, Inc.		912		39,006
				1,741,945
Paper & Forest Products - 1.18%
International Paper Co.		5,100		73,287
Weyerhaeuser Co.		2,472		83,010
				156,297
Personal Products - 0.69%
The Estee Lauder Cos., Inc.		2,781		91,996
Pharmaceuticals - 8.58%
Bristol-Myers Squibb Co.		4,665		92,927
Eli Lilly & Co.		3,500		120,995
Johnson & Johnson		4,234		233,547
Merck & Co., Inc.		1,800		49,644
Pfizer, Inc.		23,357		354,793
Schering-Plough Corporation		7,251		176,924
Wyeth		2,431		109,055
				1,137,885
Professional Services - 0.45%
Manpower, Inc.		1,400		59,514
Real Estate Investment Trusts - 0.18%
Public Storage, Inc.		300		19,983
Rayonier, Inc.		100		4,000
				23,983
Road & Rail - 0.26%
Norfolk Southern Corp.		400		14,880
Ryder System, Inc.		700		19,726
				34,606
Semiconductors & Semiconductor Equipment - 0.66%
Applied Materials, Inc.		7,824		88,098
Software - 1.11%
Microsoft Corp.		3,781		78,985
Symantec Corp. (a)		4,400		68,596
				147,581
Specialty Retail - 0.67%
Foot Locker, Inc.		1,500		16,665
The Gap Inc.		4,041		72,132
				88,797
Textiles, Apparel & Luxury Goods - 0.44%
Nike, Inc.		1,024		58,419
Thrifts & Mortgage Finance - 0.07%
Astoria Financial Corp.		1,200		9,252
Tobacco - 0.64%
Altria Group, Inc.		1,100		18,799
Lorillard, Inc.		800		54,664
Reynolds American, Inc.		300		11,991
				85,454
TOTAL COMMON STOCKS (Cost $13,838,433)				$12,890,822

REAL ESTATE INVESTMENT TRUSTS - 0.89%
AMB Property Corp.		300		$5,355
Annaly Mortgage Management, Inc.		800		11,152
Apartment Investment & Management Co.		390		3,685
Avalonbay Communities, Inc.		206		12,665
Boston Properties, Inc.		200		9,664
Digital Realty Trust, Inc.		200		7,154
Equity Residential		600		14,604
HCP, Inc.		200		4,646
Hospitality Properties Trust		700		9,779
Host Hotels & Resorts, Inc.		1,100		10,318
Kimco Realty Corp.		800		9,352
ProLogis		600		5,094
Vornado Realty Trust		306		14,278
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $213,924)				$117,746

		Principal
		Amount
SHORT TERM INVESTMENTS - 1.89%
Fidelity Institutional Money Market Funds - Government Portfolio
0.328%, 12/31/2031 (b)		$241,352		241,352
United States Treasury Bills
0.000% Coupon, 0.081% Effective Yield, 06/11/2009 (c)		10,000		10,000
TOTAL SHORT TERM INVESTMENTS (Cost $251,352)				$251,352

Total Investments (Cost $14,303,709) - 100.04%				13,259,920
Liabilities in Excess of Other Assets - (0.04)%				(5,849)
TOTAL NET ASSETS - 100.00%				$13,254,071

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a) Non Income Producing
(b) Variable Rate
(c)	Rate shown is the effective yield based on the purchase price. The calculation assumes the security is held to maturity.

FAS 157 – Summary of Fair Value Exposure at May 31, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund’s investments carried at fair value:

		Level 1 –	Level 2 –	Level 3 –
		Quoted Prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	13,259,920	13,249,920	10,000	-
Other Financial Instruments*	2,393	2,393	-	-
Total	13,262,313	13,252,313	10,000	-

* Other financial instruments are derivative instruments not reflected in the the Portfolio of Investments, such as futures contracts, which are valued at the net appreciation/depreciation on open contracts.

FAS 161 - Disclosures About Derivative Instruments and Hedging Activities. (Unaudited)

In March 2008, Statement of Financial Accounting Standards 161, "Disclosures about Derivative Instruments and Heding Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15,
2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

		Asset Derivaties as of May 31, 2009
Derivatives not accounted for as hedging instruments under Statement 133		Balance Sheet Location		Fair Value

Futures Contracts		Assets		$ 2,393

The cost basis of investments for federal income tax purposes at May 31, 2009 was as follows*:

Cost of investments			$ 14,303,709
Gross unrealized appreciation - Futures			2,393
Gross unrealized appreciation - Equities			989,993
Gross unrealized depreciation - Equities			(2,033,782)
Net unrealized depreciation			$ (1,041,396)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

PMC Large Cap Value Fund
Schedule of Open Futures Contracts
May 31, 2009 (Unaudited)

	Number			Unrealized
	of Contracts	Contract	Settlement	Appreciation
Description	Purchased	Value	Month	Depreciation
S&P 500 Emini Future	2	$ 91,810	Jun-09	$ 2,393
Total Futures Contracts Purchased		$ 91,810		$ 2,393

PMC Small Cap Core Fund
Schedule of Investments
May 31, 2009 (Unaudited)

Shares	Value
COMMON STOCKS - 93.03%
Aerospace & Defense - 1.91%
American Science & Engineering, Inc.	400	25,012
Applied Signal Technology, Inc.	200	4,186
Ceradyne, Inc. (a)	600	13,560
Cubic Corp.	300	11,445
Dyncorp International, Inc. (a)	2,390	34,583
Hexcel Corp. (a)	3,690	39,446
Orbital Sciences Corp. (a)	100	1,472
Teledyne Technologies, Inc. (a)	1,100	36,157
Triumph Group, Inc.	1,005	39,607
Total Aerospace & Defense	205,468

Air Freight & Logistics - 0.60%
Dynamex, Inc. (a)	1,600	24,832
HUB Group, Inc. (a)	2,015	39,816
Total Air Freight & Logistics	64,648

Airlines - 0.66%
Airtran Holdings, Inc. (a)	1,000	5,070
Alaska Air Group, Inc. (a)	500	7,785
Allegiant Travel Co. (a)	600	24,204
Hawaiian Holdings, Inc. (a)	2,400	12,624
JetBlue Airways Corp. (a)	1,700	7,701
Skywest, Inc.	1,200	12,300
U S Airways Group, Inc. (a)	400	1,032
Total Airlines	70,716

Auto Components - 0.05%
ArvinMeritor, Inc.	600	1,530
Exide Technologies (a)	600	3,672
Total Auto Components	5,202

Biotechnology - 4.28%
Alkermes, Inc. (a)	3,450	28,083
Alnylam Pharmaceuticals, Inc. (a)	600	12,216
Celera Corp. (a)	6,825	51,665
Cephalon, Inc. (a)	100	5,831
Cubist Pharmaceuticals, Inc. (a)	1,300	22,178
Enzon Pharmaceuticals, Inc. (a)	4,100	32,882
Halozyme Therapeutics, Inc. (a)	300	2,097
Idera Pharmaceuticals, Inc. (a)	100	543
Immunogen, Inc. (a)	800	6,632
Immunomedics, Inc. (a)	500	1,245
InterMune, Inc. (a)	1,200	14,184
Isis Pharmaceuticals, Inc. (a)	2,400	33,120
Martek Biosciences Corp.	1,100	23,309
Maxygen, Inc. (a)	400	2,836
Medarex, Inc. (a)	5,540	40,110
Myriad Genetics, Inc. (a)	900	32,544
Onyx Pharmaceuticals, Inc. (a)	1,385	32,769
OSI Pharmaceuticals, Inc. (a)	1,250	42,250
Regeneron Pharmaceuticals, Inc. (a)	1,690	25,874
United Therapeutics Corp. (a)	615	49,292
Total Biotechnology	459,660

Building Products - 0.53%
AAON, Inc.	2,540	52,832
Gibraltar Industries, Inc.	500	3,860
Total Building Products	56,692

Capital Markets - 1.95%
Ameriprise Financial Inc.	200	6,040
Apollo Investment Corp.	5,800	31,958
Gladstone Investment Corp.	200	848
Greenhill & Co., Inc.	240	17,640
Hercules Technology Growth Capital, Inc.	444	3,330
NGP Capital Resources Co.	1,400	11,032
OptionsXpress Holdings, Inc.	3,460	59,131
Patriot Capital Funding, Inc.	200	378
PennantPark Investment Corp.	200	1,360
Penson Worldwide, Inc. (a)	700	6,916
Riskmetrics Group, Inc. (a)	2,195	35,274
SWS Group, Inc.	400	5,124
Virtus Investment Partners Inc. (a)	50	740
Waddell & Reed Financial, Inc.	1,195	29,158
Total Capital Markets	208,929

Chemicals - 2.44%
Ashland, Inc.	1,885	50,518
Cytec Industries, Inc.	890	19,117
HB Fuller Co.	300	5,106
Koppers Holdings, Inc.	1,255	31,739
Nalco Holding Company	1,000	17,360
NewMarket Corp.	400	29,028
Olin Corp.	1,400	18,704
Quaker Chemical Corp.	300	4,137
Rockwood Holdings, Inc. (a)	3,155	47,073
Schulman A, Inc.	1,825	27,247
Solutia, Inc. (a)	800	3,920
Stepan Co.	100	4,201
WR Grace & Co. (a)	300	3,894
Total Chemicals	262,044

Commercial Banks - 4.38%
Amcore Financial, Inc.	205	219
Ameris Bancorp	400	2,508
Bank of Hawaii Corp.	200	7,486
Cardinal Financial Corp.	1,900	15,409
Central Pacific Financial Corp.	1,300	7,774
Citizens Republic Bankcorp, Inc. (a)	300	342
City Holding Co.	1,510	47,927
Columbia Banking System, Inc.	1,300	14,131
Community Bank System, Inc.	900	13,950
Community Trust Bancorp, Inc.	500	13,765
CVB Financial Corp.	1,200	7,620
First Bancorp/Troy NC	100	1,379
First Commonwealth Financial Corp.	4,025	29,785
First Community Bancshares Inc/VA	300	5,232
First Merchants Corp.	1,200	11,868
First Midwest Bancorp Inc./IL	500	4,350
FirstMerit Corp.	201	3,505
FNB Corp./Hermitage PA	1,600	10,688
Hancock Holding Co.	100	3,493
Independent Bank Corp./Rockland MA	1,540	31,293
Integra Bank Corp.	200	294
Lakeland Bancorp, Inc.	1,200	12,708
MainSource Financial Group, Inc.	1,400	11,158
MB Financial Corp.	200	2,042
National Penn Bancshares, Inc.	1,500	9,090
Oriental Financial Group	300	2,973
Pacific Capital Bancorp	1,900	9,519
Prosperity Bancshares, Inc.	600	16,836
Republic Bancorp Inc./KY	300	7,275
Signature Bank (a)	200	5,410
Smithtown Bancorp, Inc.	820	10,086
The South Financial Group, Inc.	600	1,140
State Bancorp Inc.	500	3,815
Sterling Financial Corp./WA	400	1,660
Sun Bancorp Inc. (a)	1,228	8,252
Susquehanna Bancshares, Inc.	2,000	14,280
TCF Financial Corp.	1,855	26,638
Texas Capital Bancshares, Inc. (a)	2,350	36,073
Trustmark Corp.	2,490	48,779
Westamerica Bancorporation	100	5,186
Wilshire Bancorp, Inc.	900	4,338
Total Commercial Banks	470,276

Commercial Services & Supplies - 2.46%
ACCO Brands Corp. (a)	400	1,180
American Ecology Corp.	1,320	25,146
American Reprographics Co. (a)	1,100	9,581
Bowne & Co, Inc.	205	1,101
Cenveo, Inc. (a)	400	1,972
Clean Harbors, Inc. (a)	100	5,452
Deluxe Corp.	2,300	32,522
Healthcare Services Group	1,895	33,124
Herman Miller, Inc.	900	12,807
Knoll, Inc.	800	5,544
M&F Worldwide Corp. (a)	1,200	20,100
McGrath Rentcorp.	1,545	28,057
Rollins, Inc.	600	10,026
Stericycle, Inc. (a)	100	4,998
SYKES Enterprises, Inc. (a)	700	11,410
Tetra Tech, Inc. (a)	510	13,092
United Stationers, Inc. (a)	1,010	36,168
Viad Corp.	200	2,938
Waste Services Inc. (a)	1,600	9,296
Total Commercial Services & Supplies	264,514

Communications Equipment - 2.50%
3Com Corp. (a)	3,200	13,824
Acme Packet, Inc. (a)	1,600	12,400
Adtran, Inc.	1,700	35,326
Airvana, Inc. (a)	1,100	6,468
Arris Group, Inc. (a)	1,900	23,028
Avocent Corp. (a)	900	12,600
Comtech Telecommunications Corp. (a)	300	8,742
Harris Stratex Networks Inc. (a)	200	954
Netgear, Inc. (a)	1,630	22,869
Riverbed Technology, Inc. (a)	1,200	24,108
Shoretel, Inc. (a)	1,600	9,776
Tekelec (a)	3,030	49,480
Viasat, Inc. (a)	1,955	49,031
Total Communications Equipment	268,606

Computers & Peripherals - 0.85%
Compellent Technologies, Inc. (a)	700	8,169
Cray, Inc. (a)	400	1,724
Lexmark International, Inc. (a)	200	3,268
Novatel Wireless, Inc. (a)	700	8,176
Synaptics, Inc. (a)	2,000	70,240
Total Computers & Peripherals	91,577

Construction & Engineering - 1.03%
Dycom Industries, Inc. (a)	500	5,845
EMCOR Group, Inc. (a)	1,400	31,458
Granite Construction, Inc.	1,130	41,301
Michael Baker Corp. (a)	100	4,203
Perini Corp. (a)	1,110	22,922
Sterling Constuction Co. Inc. (a)	300	5,130
Total Construction & Engineering	110,859

Construction Materials - 0.06%
Eagle Materials, Inc.	200	4,920
Headwaters, Inc. (a)	300	1,191
Total Construction Materials	6,111

Consumer Finance - 0.18%
Cash America International, Inc.	300	6,906
World Acceptance Corp. (a)	600	12,018
Total Consumer Finance	18,924

Containers & Packaging - 1.31%
AEP Industries, Inc. (a)	1,100	27,269
Rock-Tenn Co.	1,995	76,568
Silgan Holdings, Inc.	835	36,957
Total Containers & Packaging	140,794

Distributors - 0.12%
Core-Mark Holding Co, Inc. (a)	500	13,055
Diversified Consumer Services - 1.17%
Capella Education Co. (a)	300	15,657
Corinthian Colleges, Inc. (a)	100	1,538
Grand Canyon Education, Inc. (a)	1,300	17,628
Lincoln Educational Services Corp. (a)	2,920	53,845
Pre-Paid Legal Services, Inc. (a)	300	12,708
Regis Corp.	800	14,024
Steiner Leisure Ltd. (a)	300	8,745
Universal Technical Institute, Inc. (a)	100	1,391
Total Diversified Consumer Services	125,536

Diversified Finance Services - 0.10%
Pico Holdings, Inc. (a)	400	11,172
Diversified Financial Services - 0.46%
Fifth Street Finance Corp.	800	7,664
Interactive Brokers Group, Inc. (a)	600	8,922
Jackson Hewitt Tax Service, Inc.	900	3,573
MSCI, Inc. (a)	500	10,635
PHH Corp. (a)	1,200	18,480
Total Diversified Financial Services	49,274

Diversified Telecommunication Services - 0.97%
Alaska Communications Systems Group, Inc.	4,395	29,754
Atlantic Tele-Network, Inc.	600	13,662
NTELOS Holdings Corp.	3,245	57,988
Windstream Corp.	300	2,523
Total Diversified Telecommunication Services	103,927

Electical Equipment - 0.41%
GrafTech International Ltd. (a)	4,325	43,985
Electric Utilities - 1.60%
Cleco Corp.	2,260	46,240
El Paso Electric Co. (a)	1,000	13,240
Hawaiian Electric Industries	200	3,450
Idacorp, Inc.	1,000	23,270
Pepco Holdings, Inc.	600	7,788
Portland General Electirc Co.	800	14,392
UIL Holdings Corp.	1,095	22,699
Unisource Energy Corp.	200	5,088
Unitil Corp.	810	16,265
Westar Energy, Inc.	1,100	19,635
Total Electric Utilities	172,067

Electrical Equipment - 1.83%
Acuity Brands, Inc.	2,225	60,476
Baldor Electric Co.	800	18,552
Belden, Inc.	1,600	29,312
Brady Corp.	300	7,434
EnerSys (a)	100	1,620
LaBarge, Inc. (a)	1,800	13,680
Polypore International, Inc. (a)	1,500	14,910
Regal-Beloit Corp.	200	7,902
Thomas & Betts Corp. (a)	900	27,612
Woodward Governor Co.	700	14,371
Total Electrical Equipment	195,869

Electronic Equipment, Instruments & Components - 2.03%
Agilysys, Inc.	800	5,168
Anixter International, Inc. (a)	1,275	52,301
Brightpoint, Inc. (a)	1,300	7,696
CPI International, Inc. (a)	100	1,093
CTS Corp.	300	1,731
FARO Technologies, Inc. (a)	1,725	26,617
Ingram Micro, Inc. (a)	700	11,564
Insight Enterprises, Inc. (a)	400	3,020
IPG Photonics Corp. (a)	2,395	24,692
MTS Systems Corp.	300	6,654
OSI Systems, Inc. (a)	700	12,880
Radisys Corp. (a)	1,600	13,856
Rofin-Sinar Technologies, Inc. (a)	1,309	29,518
SYNNEX Corp. (a)	800	20,704
Total Electronic Equipment, Instruments & Components	217,494

Energy Equipment & Services - 1.33%
Bristow Group, Inc. (a)	980	30,997
CARBO Ceramics, Inc.	300	11,346
Complete Production Services, Inc. (a)	1,200	8,496
Dresser-Rand Group, Inc. (a)	400	11,200
Geokinetics, Inc. (a)	800	10,576
Lufkin Industries, Inc.	715	32,447
Pioneer Drilling Co. (a)	300	1,878
Willbros Group Inc Del (a)	2,350	35,885
Total Energy Equipment & Services	142,825

Food & Staples Retailing - 1.19%
Casey's General Stores, Inc.	1,655	41,756
The Pantry Inc. (a)	900	17,928
Spartan Stores, Inc.	1,300	16,133
Susser Holdings Corp. (a)	1,790	24,308
Weis Markets, Inc.	800	27,944
Total Food & Staples Retailing	128,069

Food Products - 1.79%
B & G Foods Inc.	200	1,450
Chiquita Brands International, Inc. (a)	3,200	33,440
Del Monte Foods Co.	500	4,090
Flowers Foods, Inc.	800	16,936
Fresh Del Monte Produce, Inc. (a)	1,000	17,740
Lance, Inc.	620	13,225
Ralcorp Holdings, Inc. (a)	1,305	74,737
Smart Balance, Inc. (a)	2,610	19,314
Treehouse Foods, Inc. (a)	400	10,692
Total Food Products	191,624

Gas Utilities - 0.68%
Atmos Energy Corp.	400	9,600
The Laclede Group Inc.	100	3,108
New Jersey Resources Corp.	100	3,327
Nicor, Inc.	100	3,145
Piedmont Natural Gas Co.	1,060	24,020
South Jersey Industries, Inc.	200	6,676
Southwest Gas Corp.	800	16,624
WGL Holdings, Inc.	200	5,944
Total Gas Utilities	72,444

Health Care Equipment & Supplies - 3.81%
Align Technology, Inc. (a)	2,240	26,499
American Medical Systems Holdings, Inc. (a)	2,400	36,408
Conmed Corp. (a)	1,835	28,901
Cyberonics, Inc. (a)	700	10,143
Ev3, Inc. (a)	2,400	21,936
Gen-Probe, Inc. (a)	595	25,365
Haemonetics Corp/Mass (a)	200	10,646
ICU Medical, Inc. (a)	200	7,232
Immucor, Inc. (a)	1,300	19,565
Invacare Corp.	1,200	20,376
Masimo Corp. (a)	1,000	23,940
Merit Medical Systems, Inc. (a)	1,290	17,660
Quidel Corp. (a)	1,460	18,586
Somanetics Corp. (a)	200	3,362
SonoSite, Inc. (a)	980	18,140
STERIS Corp.	1,200	28,356
SurModics, Inc. (a)	400	7,908
Synovis Life Technologies, Inc. (a)	1,700	33,014
Vnus Medical Technologies, Inc. (a)	700	20,272
West Pharmaceutical Services, Inc.	935	30,219
Total Health Care Equipment & Supplies	408,528

Health Care Providers & Services - 3.41%
AMERIGROUP Corp. (a)	400	11,544
AMN Healthcare Services, Inc. (a)	2,860	20,592
Catalyst Health Solutions, Inc. (a)	1,480	31,657
Chemed Corp.	700	26,789
Corvel Corp. (a)	200	4,288
Five Star Quality Care, Inc. (a)	200	422
Healthsouth Corp. (a)	2,600	30,784
Healthspring, Inc. (a)	1,100	10,681
Kindred Healthcare, Inc. (a)	1,400	18,382
LHC Group, Inc. (a)	600	13,842
Lincare Holdings, Inc. (a)	300	6,534
Medcath Corp. (a)	1,800	19,188
National Healthcare Corp.	600	23,046
Owens & Minor, Inc.	100	3,506
PharMerica Corp. (a)	1,000	17,540
Psychiatric Solutions, Inc. (a)	1,750	32,287
Res-Care, Inc. (a)	1,885	26,673
Skilled Healthcare Group, Inc. - Class A (a)	2,200	20,702
Sun Healthcare Group, Inc. (a)	3,395	31,472
Universal Health Services, Inc.	300	16,479
Total Health Care Providers & Services	366,408

Health Care Technology - 0.61%
Computer Programs & Systems, Inc.	800	27,360
Phase Forward, Inc. (a)	200	2,800
Quality Systems, Inc.	705	35,201
Total Health Care Technology	65,361

Hotels, Restaurants & Leisure - 4.03%
Ameristar Casinos, Inc.	1,100	22,077
Bally Technologies, Inc. (a)	1,505	42,140
BJ's Restaurants, Inc. (a)	600	8,604
Bob Evans Farms, Inc.	400	10,320
Buffalo Wild Wings, Inc. (a)	320	11,360
California Pizza Kitchen, Inc. (a)	900	12,555
CEC Entertainment, Inc. (a)	830	26,668
CKE Restaurants, Inc.	4,020	33,044
Dominos Pizza, Inc. (a)	2,300	20,838
International Speedway Corp. - Class A	200	4,958
Jack in the Box, Inc. (a)	2,620	68,906
Panera Bread Co. (a)	400	21,296
Papa John's International, Inc. (a)	1,020	27,642
Peet's Coffee & Tea, Inc. (a)	200	5,218
Pinnacle Entertainment, Inc. (a)	1,100	11,715
Texas Roadhouse, Inc. (a)	2,700	31,401
Wendys Arbys Group, Inc.	2,080	8,736
WMS Industries, Inc. (a)	1,850	65,620
Total Hotels, Restaurants & Leisure	433,098

Household Durables - 0.55%
American Greetings Corp.	2,100	14,385
Blyth, Inc.	575	19,096
Furniture Brands International, Inc.	300	1,251
Leggett & Platt, Inc.	500	7,340
Tupperware Brands Corp.	700	17,024
Total Household Durables	59,096

Independent Power Producers & Energy Traders - 0.02%
Mirant Corp. (a)	100	1,561
Industrial Conglomerates - 0.29%
Otter Tail Corp.	1,445	27,412
Tredegar Corp.	300	4,206
Total Industrial Conglomerates	31,618

Insurance - 4.43%
American Equity Investment Life Holding Co.	2,700	15,687
American Financial Group, Inc.	200	4,284
American Safety Insurance Holdings Ltd (a)	1,000	12,470
Argo Group International Holdings Ltd. (a)	200	5,608
Aspen Insurance Holdings Ltd.	3,163	73,034
Assurant, Inc.	100	2,363
Delphi Financial Group	900	17,136
Employers Holdings, Inc.	500	6,105
Flagstone Reinsurance Holdings Ltd.	1,200	11,496
Greenlight Capital Re Ltd (a)	700	11,550
Hallmark Financial Services (a)	700	4,872
Harleysville Group, Inc.	860	25,189
Horace Mann Educators Corp.	700	6,321
IPC Holdings Ltd	1,970	48,954
Maiden Holdings Ltd	500	2,555
Max Capital Group Ltd.	2,011	31,794
Meadowbrook Insurance Group, Inc.	500	3,695
Montpelier Re Holdings Ltd.	1,400	18,732
The Phoenix Cos Inc.	900	1,809
Platinum Underwriters Holdings Ltd	800	23,064
Presidential Life Corp.	300	2,586
ProAssurance Corp. (a)	880	39,785
Protective Life Corp.	2,263	27,971
RLI Corp.	670	31,396
Seabright Insurance Holdings, Inc. (a)	900	7,281
Stancorp Financial Group, Inc.	400	12,408
United American Indemnity Ltd. (a)	900	4,302
Validus Holdings Ltd.	1,000	22,810
Total Insurance	475,257

Internet & Catalog Retail - 0.26%
Overstock.com, Inc. (a)	1,200	13,656
PetMed Express, Inc. (a)	1,000	14,620
Total Internet & Catalog Retail	28,276

Internet Software & Services - 3.40%
Digital River, Inc. (a)	1,010	38,511
Earthlink, Inc. (a)	3,700	29,008
j2 Global Communications, Inc. (a)	2,995	66,788
Keynote Systems, Inc. (a)	1,800	13,068
Moduslink Global Solutions, Inc. (a)	200	850
Move, Inc. (a)	900	1,890
NIC, Inc.	2,295	13,839
S1 Corp. (a)	600	4,068
SAVVIS, Inc. (a)	3,545	41,725
United Online, Inc.	4,725	30,240
Valueclick, Inc. (a)	4,230	46,742
VistaPrint, Ltd. (a)	1,000	38,290
Vocus, Inc. (a)	1,625	31,054
Websense, Inc. (a)	500	9,075
Total Internet Software & Services	365,148

IT Services - 2.49%
Acxiom Corp.	3,100	33,139
CACI International, Inc. (a)	200	7,674
Ciber, Inc. (a)	500	1,605
Gartner, Inc. (a)	1,300	19,955
Global Cash Access Holdings, Inc. (a)	300	2,094
The Hackett Group, Inc. (a)	300	705
Hewitt Associates, Inc. (a)	200	5,800
iGate Corp.	5,875	31,373
InfoGROUP, Inc. (a)	6,560	36,736
MAXIMUS, Inc.	200	7,980
Online Resources Corp. (a)	500	2,605
Rightnow Technologies, Inc. (a)	3,200	28,128
Sapient Corp. (a)	4,395	23,337
Syntel, Inc.	1,100	31,603
TeleTech Holdings, Inc. (a)	2,295	26,461
Verifone Hldgs, Inc. (a)	1,000	7,630
Total IT Services	266,825

Leisure Equipment & Products - 0.46%
Jakks Pacific, Inc. (a)	1,100	14,025
Polaris Industries, Inc.	600	19,062
Smith & Wesson Holding Corp. (a)	3,100	16,368
Total Leisure Equipment & Products	49,455

Life Sciences Tools & Services - 1.57%
Accelrys, Inc. (a)	300	1,407
Bio-Rad Laboratories, Inc. (a)	595	44,292
Bruker BioSciences Corp. (a)	900	5,877
Dionex Corp. (a)	965	54,387
Mettler-Toledo International, Inc. (a)	300	21,357
Pharmaceutical Product Development, Inc.	100	2,003
Techne Corp.	585	35,258
Varian, Inc. (a)	100	3,482
Total Life Sciences Tools & Services	168,063

Machinery - 2.83%
Actuant Corp.	1,400	17,192
Albany International Corp.	100	1,335
Altra Holdings, Inc. (a)	600	3,960
Barnes Group, Inc.	1,455	22,203
Blount International, Inc. (a)	2,100	17,619
Briggs & Stratton Corp.	100	1,520
Chart Industries, Inc. (a)	3,535	75,048
CIRCOR International, Inc.	300	7,320
Colfax Corp. (a)	1,800	14,652
Columbus Mckinnon Corp. (a)	4,240	58,894
EnPro Industries, Inc. (a)	800	14,088
ESCO Technologies, Inc. (a)	500	20,310
Federal Signal Corp.	200	1,716
Kadant, Inc. (a)	1,660	23,174
Titan International, Inc.	2,675	24,182
Wabash National Corp.	200	250
Total Machinery	303,463

Media - 0.93%
Belo Corp.	700	1,260
Knology, Inc. (a)	2,615	20,920
LIN TV Corp. (a)	200	398
Marvel Entertainment, Inc. (a)	1,420	47,116
National CineMedia, Inc.	1,705	21,329
Scholastic Corp.	300	5,880
Sinclair Broadcast Group, Inc.	400	704
Valassis Communications, Inc. (a)	400	2,580
Total Media	100,187

Metals & Mining - 1.27%
AM Castle & Co.	1,500	15,750
Compass Minerals International, Inc.	1,435	76,959
Haynes International, Inc. (a)	200	4,590
Kaiser Aluminum Corp.	500	15,535
Olympic Steel, Inc.	400	7,384
RTI International Metals, Inc. (a)	1,100	15,741
Total Metals & Mining	135,959

Multiline Retail - 0.11%
99 Cents Only Stores (a)	1,300	12,181
Multi-Utilities - 0.30%
Avista Corp.	100	1,584
Black Hills Corp.	1,020	21,828
Northwestern Corp.	400	8,572
Total Multi-Utilities	31,984

Oil, Gas & Consumable Fuels - 3.39%
Barrett Bill Corp. (a)	300	10,209
Berry Petroleum Co.	1,400	27,328
Carrizo Oil & Gas, Inc. (a)	2,270	48,465
Comstock Resources, Inc. (a)	200	7,966
Contango Oil & Gas Company (a)	500	24,935
Delek US Holdings, Inc.	1,300	13,325
Exco Resources, Inc. (a)	3,645	56,097
Gulfport Energy Corp. (a)	200	1,244
Harvest Natural Resources, Inc. (a)	1,700	8,959
Massey Energy Co.	1,480	33,877
McMoRan Exploration Co. (a)	700	4,746
Penn Virginia Corp.	1,670	31,930
Rosetta Resources, Inc. (a)	1,500	13,095
Swift Energy Co. (a)	1,200	19,716
Tesoro Petroleum Corp.	400	6,776
USEC, Inc. (a)	1,600	8,560
Venoco, Inc. (a)	1,800	12,924
Western Refining, Inc. (a)	1,200	17,100
World Fuel Services Corp.	400	16,976
Total Oil, Gas & Consumable Fuels	364,228

Paper & Forest Products - 0.02%
Buckeye Technologies, Inc. (a)	400	2,028
Personal Products - 0.91%
Alberto Culver Co.	1,685	39,159
Chattem, Inc. (a)	730	43,603
Prestige Brands Holdings, Inc. (a)	2,400	14,952
Total Personal Products	97,714

Pharmaceuticals - 1.72%
Endo Pharmaceuticals Holdings, Inc. (a)	1,200	19,116
Eurand NV (a)	3,287	42,402
The Medicines Co. (a)	1,300	9,958
Medicis Pharmaceutical Corp.	600	9,432
Noven Pharmaceuticals, Inc. (a)	4,200	46,620
Sepracor, Inc. (a)	800	12,520
Valeant Pharmaceuticals International (a)	1,200	27,588
Warner Chilcott Limited (a)	1,300	17,108
Total Pharmaceuticals	184,744

Professional Services - 1.47%
Administaff, Inc.	1,225	26,337
CDI Corp.	200	2,246
CRA International Inc. (a)	910	23,979
Huron Consulting Group, Inc. (a)	560	25,665
Kforce, Inc. (a)	3,640	33,888
On Assignment, Inc. (a)	300	1,071
Resources Connection, Inc. (a)	100	1,853
School Specialty, Inc. (a)	400	7,608
Spherion Corp. (a)	2,600	8,944
Watson Wyatt Worldwide, Inc.	700	26,558
Total Professional Services	158,149

Real Estate Investment Trusts - 0.29%
Brandywine Realty Trust	1,900	14,155
Cogdell Spencer, Inc.	400	1,500
Highwoods Properties, Inc.	500	11,310
PS Business Parks, Inc.	100	4,487
Total Real Estate Investment Trusts	31,452

Road & Rail - 0.03%
Dollar Thrifty Automotive Group, Inc. (a)	200	1,724
Knight Transportation, Inc.	100	1,774
Total Road & Rail	3,498

Semiconductors & Semiconductor Equipment - 2.27%
Amkor Technology, Inc. (a)	900	4,086
Applied Micro Circuits Corp. (a)	600	4,692
Cirrus Logic, Inc. (a)	600	2,334
Cypress Semiconductor Corp. (a)	300	2,580
DSP Group, Inc. (a)	400	2,900
Hittite Microwave Corp. (a)	100	3,588
Micrel, Inc.	1,500	11,025
Netlogic Microsystems, Inc. (a)	300	9,816
ON Semiconductor Corp. (a)	6,035	41,340
PLX Technology, Inc. (a)	200	644
PMC - Sierra, Inc. (a)	1,400	10,626
RF Micro Devices, Inc. (a)	4,200	11,970
Semtech Corp. (a)	2,600	41,834
Silicon Image, Inc. (a)	600	1,422
Silicon Laboratories, Inc. (a)	500	16,810
Skyworks Solutions, Inc. (a)	2,700	25,731
Tessera Technologies, Inc. (a)	2,200	51,766
Total Semiconductors & Semiconductor Equipment	243,164

Software - 5.01%
ACI Worldwide, Inc. (a)	400	5,964
Advent Software, Inc. (a)	300	9,207
Blackboard, Inc. (a)	1,250	36,025
Callidus Software, Inc. (a)	200	566
Commvault Systems, Inc. (a)	600	7,410
Epicor Software Corp. (a)	500	2,570
Fair Isaac Corp.	1,000	17,580
I2 Technologies, Inc. (a)	100	1,228
Informatica Corp. (a)	1,895	30,945
Interactive Intelligence, Inc. (a)	2,200	28,644
JDA Software Group, Inc. (a)	3,050	45,445
Lawson Software Inc. (a)	9,190	48,339
MicroStrategy, Inc. (a)	400	18,720
Netscout Systems, Inc. (a)	200	1,876
Parametric Technology Corp. (a)	1,500	17,370
Pegasystems, Inc.	1,200	31,848
Progress Software Corp. (a)	1,745	39,123
Quest Software, Inc. (a)	1,200	15,504
Red Hat, Inc. (a)	400	7,980
Solarwinds, Inc. (a)	380	5,700
Solera Holdings, Inc. (a)	300	6,870
SPSS, Inc. (a)	800	26,696
Sybase, Inc. (a)	700	22,771
Symyx Technologies (a)	500	2,420
TIBCO Software, Inc. (a)	2,200	14,586
Tyler Technologies, Inc. (a)	1,000	16,800
Ultimate Software Group, Inc. (a)	1,000	20,310
Wind River Systems, Inc. (a)	7,020	55,388
Total Software	537,885

Specialty Retail - 3.78%
Aeropostale, Inc. (a)	1,885	65,259
The Buckle Inc.	650	23,257
Charlotte Russe Holding, Inc. (a)	1,700	17,255
Chico's FAS, Inc. (a)	1,600	15,616
The Childrens Place Retail Stores, Inc. (a)	400	14,364
Collective Brands, Inc. (a)	900	13,284
Genesco, Inc. (a)	100	2,579
Guess ?, Inc.	870	22,463
Gymboree Corp. (a)	1,115	41,088
Hhgregg, Inc. (a)	400	6,620
Hibbett Sports, Inc. (a)	1,655	29,840
HOT Topic, Inc. (a)	100	721
Jo-Ann Stores, Inc. (a)	1,030	22,258
Monro Muffler, Inc.	1,000	26,720
Rent-A-Center, Inc./TX (a)	1,600	31,248
Sally Beauty Hldgs, Inc. (a)	1,000	7,110
Tractor Supply Co. (a)	700	26,866
Ulta Salon Cosmetics & Fragrance Inc. (a)	4,335	37,107
The Wet Seal Inc. (a)	600	1,890
Total Specialty Retail	405,545

Textiles, Apparel & Luxury Goods - 0.90%
Carter's, Inc. (a)	1,700	40,205
Deckers Outdoor Corp. (a)	300	17,388
Oxford Industries, Inc.	400	3,708
Phillips-Van Heusen Corp.	910	26,818
True Religion Apparel, Inc. (a)	100	2,306
Unifirst Corp.	100	3,415
Warnaco Group, Inc. (a)	100	3,160
Total Textiles, Apparel & Luxury Goods	97,000

Thrifts & Mortgage Finance - 1.59%
Anchor Bancorp Wisconsin, Inc.	200	258
Dime Community Bancshares	3,250	28,957
First Niagara Financial Group, Inc.	2,645	33,565
Flushing Financial Corp.	1,600	15,936
NewAlliance Bancshares, Inc.	600	7,764
Northwest Bancorp, Inc.	300	5,535
OceanFirst Financial Corp.	1,100	13,805
Provident Financial Services, Inc.	3,465	34,096
Trustco Bank Corp NY	900	5,076
Washington Federal, Inc.	1,980	25,978
Total Thrifts & Mortgage Finance	170,970

Tobacco - 0.07%
Universal Corp.	200	7,406
Trading Companies & Distributors - 1.03%
Applied Industrial Technologies, Inc.	1,525	31,674
Beacon Roofing Supply, Inc. (a)	2,100	30,450
H & E Equipment Services, Inc. (a)	1,700	11,220
Kaman Corp.	400	6,340
Titan Machinery, Inc. (a)	1,365	17,145
WESCO International, Inc. (a)	500	13,365
Total Trading Companies & Distributors	110,194

Water Utilities - 0.34%
American Water Works Co. Inc.	1,000	17,280
Middlesex Water Co.	1,400	19,278
Total Water Utilities	36,558

Wireless Telecommunication Services - 0.57%
iPCS, Inc. (a)	1,700	30,804
NII Holdings, Inc. (a)	400	8,184
Syniverse Holdings, Inc. (a)	1,100	16,445
USA Mobility, Inc.	500	5,590
Total Wireless Telecommunication Services	61,023
TOTAL COMMON STOCKS (Cost $10,252,365)	$9,986,387

EXCHANGE TRADED FUNDS - 1.08%
iShares Russell 2000 Index Fund	2,300	115,621
TOTAL EXCHANGE TRADED FUNDS (Cost $109,699)	$115,621

INVESTMENT COMPANIES - 0.40%
Capital Markets - 0.28%
Ares Capital Corp.	1,100	8,415
MVC Capital, Inc.	1,100	8,910
Prospect Capital Corporation	1,500	12,780
Total Capital Markets	30,105

Diversified Financial Services - 0.12%
Compass Diversified Holdings	1,500	13,200
TOTAL INVESTMENT COMPANIES (Cost $50,120)	$43,305

REAL ESTATE INVESTMENT TRUSTS - 3.91%
Alexandria Real Estate Equities, Inc.	540	$19,386
Anthracite Capital, Inc.	500	540
Anworth Mortgage Asset Corp.	1,000	6,660
Ashford Hospitality Trust, Inc.	700	2,835
BioMed Realty Trust, Inc.	1,200	11,796
CapLease, Inc.	400	1,240
Cedar Shopping Centers, Inc.	400	2,064
Colonial Properties Trust	2,100	16,338
Cousins Properties, Inc.	100	900
DCT Industrial Trust, Inc.	1,200	5,376
DiamondRock Hospitality Co.	800	5,200
Digital Realty Trust, Inc.	1,220	43,640
Duke Realty Corp.	700	6,657
Education Realty Trust, Inc.	300	1,398
Entertainment Properties Trust	200	4,064
Extra Space Storage, Inc.	2,200	16,522
FelCor Lodging Trust, Inc.	500	1,560
First Industrial Realty Trust, Inc.	200	806
First Potomac Realty Trust	1,000	10,490
Getty Realty Corp.	700	12,768
Glimcher Realty Trust	300	828
Gramercy Capital Corp.	300	672
Hatteras Financial Corp.	600	14,952
Hersha Hospitality Trust	400	1,096
Home Properties, Inc.	1,270	42,291
Hospitality Properties Trust	300	4,191
Inland Real Estate Corp.	700	4,886
Kite Realty Group Trust	200	648
LaSalle Hotel Properties	1,100	15,048
Lexington Realty Trust	1,534	6,504
MFA Financial, Inc.	700	4,382
National Health Investors, Inc.	100	2,643
Parkway Properties Inc./MD	800	10,432
ProLogis	200	1,698
Ramco-Gershenson Properties Trust	1,300	11,713
Realty Income Corp.	100	2,147
Redwood Trust, Inc.	300	4,776
Resource Capital Corporation	200	658
Senior Housing Properties Trust	3,110	52,093
SL Green Realty Corp.	300	6,870
Sovran Self Storage, Inc.	1,740	42,038
Strategic Hotels & Resorts Inc.	600	690
Sunstone Hotel Investors, Inc.	2,247	13,055
U-Store-It Trust	400	1,204
Winthrop Realty Trust	440	4,250
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $490,403)	$420,005

Principal
Amount
SHORT TERM INVESTMENTS - 1.97%
Fidelity Institutional Money Market Funds - Government Portfolio
0.328%, 12/31/2031 (b)	211,140	211,140
TOTAL SHORT TERM INVESTMENTS (Cost $211,140)	$211,140

Total Investments (Cost $11,113,727) - 100.39%	10,776,458
Liabilities in Excess of Other Assets - (0.39)%	(41,531)
TOTAL NET ASSETS - 100.00%	$10,734,927

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Variable Rate

FAS 157 – Summary of Fair Value Exposure at May 31, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund’s investments carried at fair value:

Level 1 –	Level 2 –	Level 3 –
Quoted Prices in	Significant	Significant
active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	10,776,458	10,776,458	-	-
Total	10,776,458	10,776,458	-	-

The cost basis of investments for federal income tax purposes at May 31, 2009 was as follows*:

Cost of investments	$ 11,113,727
Gross unrealized appreciation - Equities	1,248,709
Gross unrealized depreciation - Equities	(1,585,977)
Net unrealized depreciation	$ (337,268)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

FAS 161 – Disclosures about Derivative Instruments and Hedging Activities

During the reporting period ended May 31, 2009 the Fund did not invest in derivative instruments or engage in hedging activities.

PMC International Equity Fund
Schedule of Investments
May 31, 2009 (Unaudited)

			Shares		Value
COMMON STOCKS - 98.73%
Australia - 3.63%
Amcor Ltd.			4,100		16,861
Australia & New Zealand Banking Group Ltd.			2,573		33,256
AXA Asia Pacific Holdings Ltd.			25,565		78,850
BHP Billiton Ltd.			4,550		127,853
Centennial Coal Co., Ltd.			25,113		45,869
Coca-Cola Amatil Ltd.			4,050		27,501
CSL Ltd.			3,287		77,612
QBE Insurance Group Ltd.			1,494		23,443
Rio Tinto Ltd.			754		39,665
Telstra Corp. Ltd.			7,900		19,804
Wesfarmers Ltd.			1,800		31,017
Westpac Banking Corp.			1,419		21,606
Worleyparsons Ltd			1,819		33,264
Total Australia					576,601

Austria - 0.11%
Voestalpine AG			600		17,421
Belgium - 0.62%
Delhaize Group			600		44,237
Mobistar SA			600		37,161
Umicore			700		16,868
Total Belgium					98,266

Bermuda - 2.16%
Cheung Kong Holdings Ltd.			12,000		149,526
Jardine Matheson Holdings Ltd.			7,500		193,070
Total Bermuda					342,596

Canada - 0.55%
Bank Of Montreal (a)			500		20,059
Intact Financial Corp. (a)			800		25,346
National Bank of Canada			400		18,748
Tim Hortons, Inc. (a)			900		23,841
Total Canada					87,994

Cayman Islands - 0.31%
Hutchison Telecommunications Hong Kong Holdings Ltd. (a)			356,806		44,185
Hutchison Telecomunications International Ltd.			27,000		5,507
Total Cayman Islands					49,692

Denmark - 1.05%
Carlsberg A/S			1,991		127,107
H.Lundbeck A/S			1,800		40,279
Total Denmark					167,386

Finland - 1.21%
Kone OYJ			3,399		103,715
Nokia OYJ			2,333		35,804
Sampo OYJ			2,800		52,836
Total Finland					192,355

France - 7.44%
BNP Paribas SA			1,500		103,947
Cap Gemini SA			693		26,855
Cie de Saint-Gobain			500		18,228
CNP Assurances			300		28,449
Credit Agricole SA			3,600		53,179
EDF SA			1,131		59,536
France Telecom SA			1,300		31,702
GDF Suez			1,900		75,070
Lagardere SCA			83		2,787
Neopost SA			200		16,670
Saft Groupe SA			2,168		90,606
Sanofi-Aventis SA			1,700		108,502
Societe Generale			2,250		132,017
Sodexo			500		24,776
Total SA			5,875		338,938
Vivendi			2,700		71,451
Total France					1,182,713

Germany - 6.72%
Allianz SE			1,726		171,328
BASF SE			923		39,144
Bayer AG			2,296		131,288
Bilfinger Berger AG			450		22,396
Deutsche Bank AG			807		53,963
Deutsche Post AG			4,523		62,488
E.ON AG			1,807		64,141
Fresenius Medical Care AG & Co KGaA			3,709		156,263
Hannover Rueckversicherung AG			1,300		49,033
K+S AG			504		37,766
Muenchener Rueckversicherungs AG			550		77,678
RWE AG			750		62,445
SAP AG			465		20,076
Siemens AG			900		65,786
Wincor Nixdorf AG			902		54,357
Total Germany					1,068,152

Greece - 1.71%
National Bank of Greece SA			8,279		226,249
OPAP SA			1,470		45,491
Total Greece					271,740

Hong Kong - 2.60%
BOC Hong Kong Holdings Ltd.			27,500		43,965
Cathay Pacific Airways Ltd			30,000		42,264
Cheung Kong Infstrastructure Holdings Ltd.			20,694		76,842
Hong Kong Exchanges and Clearing Ltd			4,000		62,501
HongKong Electric Holdings			5,500		29,552
Hutchison Whampoa Ltd.			3,000		21,182
Kerry Properties Ltd.			18,000		77,360
MTR Corp., Ltd. (a)			10,500		32,684
New World Development Ltd.			14,000		26,724
Total Hong Kong					413,074

Ireland - 0.60%
CRH PLC			1,800		42,416
Kerry Group PLC			2,200		52,324
Total Ireland					94,740

Italy - 7.83%
Astaldi SpA			10,594		75,230
Atlantia Spa			9,028		191,227
Danieli & Co SpA			10,690		109,780
ENI SpA			3,900		94,627
Enia SpA			15,827		121,313
Fondiaria-Sai SpA			13,960		162,901
Mediaset SpA			12,997		76,471
Prysmian SpA			5,593		81,174
Terna Rete Elettrica Nazionale SpA			23,942		88,262
UniCredito SpA (a)			92,304		243,117
Total Italy					1,244,102

Japan - 18.75%
Acom Co Ltd. (a)			890		23,355
Asics Corp.			6,000		46,482
Astellas Pharma Inc.			700		23,854
Canon, Inc.			1,300		43,131
Central Japan Railway Co.			24		153,425
Daito Trust Construction Co. Ltd.			700		31,768
Electric Power Development Co., Ltd.			1,800		51,335
FamilyMart Co Ltd			3,600		105,335
Fuji Heavy Industries Ltd.			5,000		19,689
Gunma Bank			6,000		31,881
Hitachi Ltd.			11,000		36,586
Honda Motor Co. Ltd.			1,600		46,422
INPEX Corp.			4		32,482
ITOCHU Corp.			26,000		189,377
Japan Tobacco, Inc.			75		216,212
JGC Corp.			3,000		49,787
JS Group Corp.			3,500		51,212
Konica Minolta Holdings, Inc.			2,500		25,892
Lawson, Inc.			1,000		41,487
Mitsubishi Estate Co. Ltd.			4,000		66,162
Mitsubishi UFJ Financial Group, Inc.			10,600		67,262
Mitsubishi Corp.			1,000		19,056
Mitsui & Co. Ltd.			1,700		21,798
Mitsui Fudosan Co. Ltd.			2,000		33,552
Namco Bandai Holdings Inc.			2,300		24,366
Nikon Corp.			5,000		75,352
Nintendo Co. Ltd.			400		107,944
Nippon Electric Glass Co. Ltd.			2,000		19,131
Nippon Mining Holdings, Inc.			6,000		34,176
Nippon Oil Corp.			4,000		24,442
Nippon Steel Corp.			7,000		26,906
Nippon Telegraph & Telephone Corp.			3,800		158,152
The Nishi-Nippon City Bank Ltd.			14,000		32,707
NTT DATA Corp.			16		47,882
NTT DoCoMo, Inc.			27		40,443
Rohm Co. Ltd.			400		26,088
Seven & I Holdings Co Ltd			1,600		38,885
Sompo Japan Insurance, Inc.			7,000		51,323
Sumitomo Chemical Co. Ltd.			18,000		78,993
Sumitomo Electric Industries Ltd.			5,300		60,265
Sumitomo Metal Industries Ltd.			8,000		21,694
Sumitomo Mitsui Financial Group, Inc.			2,700		104,578
The Sumitomo Trust & Banking Co. Ltd.			6,000		28,547
Suzuken Co Ltd			900		23,229
Takeda Pharmaceutical Co. Ltd.			900		35,796
Toho Gas Co.			8,000		32,763
Tokio Marine Holdings Inc.			4,000		117,406
The Tokyo Electric Power Co. Inc.			2,100		52,857
Tokyo Gas Co. Ltd.			27,000		99,376
Toppan Printing Co. Ltd.			6,000		54,198
Toyota Motor Corp.			2,700		107,664
Yahoo Japan Corp.			102		27,364
Total Japan					2,980,069

Kazakhstan - 0.89%
KazMunaiGas Exploration Production - ADR (a)			6,400		140,736
Luxembourg - 0.92%
Millicom International Cellular SA (a)			2,420		146,894
Mexico - 0.40%
America Movil SAB de CV - ADR			700		26,831
Grupo Televisa SA - ADR			2,100		37,338
Total Mexico					64,169

Netherlands - 4.29%
Koninklijke Ahold NV			5,725		69,762
Koninklijke DSM NV			600		20,990
Reed Elsevier NV			2,400		29,090
Royal Dutch Shell PLC			3,300		90,030
Royal Dutch Shell PLC			12,942		350,204
TNT NV			1,273		25,141
Unilever NV			2,359		56,727
Wolters Kluwer NV			2,100		40,070
Total Netherlands					682,014

Norway - 1.02%
DNB NOR ASA (a)			17,316		144,934
StatoilHydro ASA			800		16,895
Total Norway					161,829

Portugal - 1.09%
Energias de Portugal SA			7,512		30,251
Galp Energia SGPS SA			5,909		93,390
Portugal Telecom SGPS SA			5,537		49,801
Total Portugal					173,442

Singapore - 1.75%
City Developments Ltd.			6,000		39,620
DBS Group Holdings Ltd.			9,961		81,803
Singapore Telecommunications Ltd.			75,000		157,037
Total Singapore					278,460

South Korea - 0.44%
Hyundai Mobis			350		33,013
Samsung Heavy Industries Co., Ltd.			1,520		36,849
Total South Korea					69,862

Spain - 6.11%
Banco Bilbao Vizcaya Argentaria SA			8,027		97,772
Banco Santander SA			23,161		246,074
Bolsas y Mercados Espanoles			600		19,258
Enagas			6,050		112,197
Endesa SA			1,000		26,197
Indra Sistemas SA			1,300		29,709
Sol Melia SA			11,469		64,289
Telefonica SA			17,368		376,234
Total Spain					971,730

Sweden - 1.39%
Alfa Laval AB			3,800		36,538
Modern Times Group AB			4,273		126,426
Securitas AB			2,400		20,537
Svenska Handelsbanken AB			1,900		37,083
Total Sweden					220,584

Switzerland - 9.82%
Actelion Ltd. (a)			600		31,099
Aryzta AG (a)			200		5,850
Baloise Holding AG			600		47,796
Bank Sarasin & Cie AG			2,561		80,056
Credit Suisse Group AG			910		40,842
Geberit AG			200		24,650
Julius Baer Holding AG			3,130		132,811
Lonza Group AG			400		41,450
Nestle SA			10,908		397,192
Novartis AG			3,000		120,049
Roche Holding AG			2,608		357,099
Schindler Holding AG			500		29,991
SGS SA			25		31,322
Sulzer AG			200		13,468
Syngenta AG			300		73,169
Zurich Financial Services AG			711		133,066
Total Switzerland					1,559,910

Taiwan - 0.17%
Siliconware Precision Industries Co. - ADR			3,700		27,380
Turkey - 0.51%
Aksigorta AS (a)			34,410		81,118
United Arab Emirates - 0.29%
DP World Ltd (a)			123,165		46,803
United Kingdom - 14.35%
Admiral Group PLC			2,200		30,750
AMEC PLC			3,500		38,541
Amlin PLC			6,200		35,314
Anglo American PLC			1,023		29,578
AstraZeneca PLC			1,811		75,563
Balfour Beatty PLC			4,600		25,451
Barclays PLC			14,136		68,686
BBA Aviation PLC			35,172		69,820
BG Group PLC			6,300		115,759
BHP Billiton PLC			2,400		57,523
BP PLC			17,300		143,007
British American Tobacco PLC			1		27
BT Group PLC			8,100		11,472
Cable & Wireless PLC			20,300		44,403
Carnival PLC			3,211		83,567
Centrica PLC			14,979		59,815
Compass Group PLC			9,700		56,419
De La Rue PLC			4,348		58,416
Diageo PLC			2,786		38,156
Drax Group PLC			3,600		28,651
Eurasian Natural Resources Corp			3,000		31,846
GlaxoSmithKline PLC			5,914		100,012
HSBC Holdings PLC			9,400		85,145
ICAP Plc			6,554		42,006
Inmarsat PLC			3,720		31,092
International Power PLC			19,699		87,760
London Stock Exchange Group PLC			6,510		73,211
Marks & Spencer Group PLC			7,400		34,194
Next PLC			1,300		30,844
Reed Elsevier PLC			3,546		28,798
Rio Tinto PLC			4,071		185,475
RSA Insurance Group PLC			13,900		28,462
SABMiller PLC			1,164		24,028
Standard Chartered PLC			2,510		51,342
Tesco PLC			11,313		67,227
Tomkins PLC			10,919		25,088
Vodafone Group PLC			43,400		81,646
WH Smith PLC			12,760		91,030
Whitbread PLC			5,330		74,838
William Hill PLC			10,349		35,649
Total United Kingdom					2,280,611

TOTAL COMMON STOCKS (Cost $17,018,095)					$15,692,443

PREFERRED STOCKS - 0.35%
Brazil - 0.35%
Itau Unibanco Holdings SA			3,400		55,123
TOTAL PREFERRED STOCKS (Cost $44,223)					$55,123

REAL ESTATE INVESTMENT TRUSTS - 0.14%
France - 0.14%
ICADE			257		$21,780
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $21,354)					$21,780

			Principal
			Amount
SHORT TERM INVESTMENTS - 0.95%
United States - 0.95%
Fidelity Institutional Money Market Funds - Government Portfolio
2.300%, 12/31/2031 (b)			$150,598		150,598
TOTAL SHORT TERM INVESTMENTS (Cost $150,598)					$150,598

Total Investments (Cost $17,234,270) - 100.17%					15,919,944
Liabilities in Excess of Other Assets - (0.17)%					(26,416)
TOTAL NET ASSETS - 100.00%					$15,893,528

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b) Variable Rate

FAS 157 – Summary of Fair Value Exposure at May 31, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund’s investments carried at fair value:

		Level 1 –	Level 2 –	Level 3 –
		Quoted Prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	15,919,944	15,621,289	298,655	-
Total	15,919,944	15,621,289	298,655	-

The cost basis of investments for federal income tax purposes at May 31, 2009 was as follows*:

Cost of investments				$ 17,234,270
Gross unrealized appreciation - Equities				1,391,398
Gross unrealized depreciation - Equities				(2,705,724)
Net unrealized depreciation				$ (1,314,326)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

FAS 161 – Disclosures about Derivative Instruments and Hedging Activities

The fund was not invested in derivative securities or engaged in hedging activities as of May 31, 2009.

PMC Core Fixed Income Fund
Schedule of Investments
May 31, 2009 (Unaudited)

		Principal
		Amount		Value
ASSET BACKED SECURITIES - 1.66%
Carmax Auto Owner Trust
Series 2008-1, 3.158%, 04/15/2011		$202,552		$202,656
Citibank Credit Card Issuance Trust
Series 2007-A5, 5.500%, 06/22/2012		300,000		311,036
Continental Airlines Inc.
Series 2007-1, 5.983%, 10/19/2023		180,000		147,600
Delta Airlines Inc.
Series 2000-1, 7.570%, 05/18/2012		255,000		243,525
United Airlines, Inc.
Series A, 6.636%, 01/02/2024		79,138		56,583
TOTAL ASSET BACKED SECURITIES (Cost $1,015,543)				961,400

CORPORATE BONDS - 28.07%
Aerospace & Defense - 0.16%
Bombardier, Inc.
8.000%, 11/15/2014 (a)		100,000		92,750
Auto Components - 0.10%
Goodyear Tire & Rubber Co.
6.318%, 12/01/2009		60,000		60,000
Automobiles - 0.20%
Daimler Finance North America LLC
4.875%, 06/15/2010		115,000		115,893
Biotechnology - 0.13%
Amgen, Inc.
6.400%, 02/01/2039		75,000		76,756
Capital Markets - 3.28%
The Bank of New York Mellon Corpl.
4.300%, 05/15/2014		110,000		110,620
Goldman Sachs Group, Inc.
6.750%, 10/01/2037		655,000		550,654
Goldman Sachs Group, Inc.
6.000%, 05/01/2014		145,000		147,581
7.500%, 02/15/2019		215,000		226,625
Merrill Lynch & Co., Inc.
5.450%, 02/05/2013		185,000		172,585
6.875%, 04/25/2018		210,000		195,207
Morgan Stanley
6.000%, 05/13/2014		100,000		99,810
7.300%, 05/13/2019		390,000		400,197
Total Capital Markets				1,903,279

Chemicals - 0.63%
Dow Chem Co.
8.550%, 05/15/2019		365,000		365,568
Commercial Banks - 0.94%
US Bancorp Corp.
4.200%, 05/15/2014		80,000		79,743
US Bank NA
4.950%, 10/30/2014		250,000		252,328
Wachovia Bank NA
1.396%, 11/03/2014		300,000		216,400
Total Commercial Banks				548,471

Computers & Peripherals - 0.03%
Hewlett Packard Co.
2.950%, 08/15/2012		20,000		20,280
Consumer Finance - 0.90%
American Express Credit Corp.
5.875%, 05/02/2013		300,000		291,455
American Express Co.
8.125%, 05/20/2019		85,000		85,405
Caterpillar Financial Services Corp.
7.150%, 02/15/2019		145,000		146,523
Total Consumer Finance				523,383

Diversifed Financial Services - 0.11%
Sprint Capital Corp.
8.375%, 03/15/2012		65,000		64,350
Diversified Finance Services - 1.09%
Bank of America Corp.
7.375%, 05/15/2014		260,000		273,911
7.625%, 06/01/2019		355,000		359,685
Total Diversified Finance Services				633,596

Diversified Financial Services - 4.26%
Bank of America NA
6.100%, 06/15/2017		330,000		290,149
Citigroup, Inc.
5.500%, 04/11/2013		185,000		177,580
0.050%, 09/15/2014		205,000		178,443
6.125%, 11/21/2017		160,000		143,642
Citigroup, Inc.
8.500%, 05/22/2019		215,000		222,983
General Electric Capital Corp.
5.900%, 05/13/2014		230,000		232,004
5.875%, 01/14/2038		595,000		483,183
6.875%, 01/10/2039		150,000		138,316
JP Morgan Chase Bank NA
5.875%, 06/13/2016		500,000		484,504
JP Morgan Chase Capital XV
5.875%, 03/15/2035		155,000		123,522
Total Diversified Financial Services				2,474,326

Diversified Telecommunication Services - 1.56%
AT&T, Inc.
5.800%, 02/15/2019		150,000		154,220
6.550%, 02/15/2039		105,000		102,875
Intelsat Corporation
9.250%, 06/15/2016 (a)		80,000		77,200
Qwest Corp.
7.625%, 06/15/2015		90,000		86,625
Verizon Communications, Inc.
5.250%, 04/15/2013		140,000		147,472
8.750%, 11/01/2018		160,000		190,742
6.350%, 04/01/2019		140,000		147,386
Total Diversified Telecommunication Services				906,520

Electric Utilities - 1.62%
Connecticut Light & Power Co.
5.500%, 02/01/2019		75,000		76,732
Consumers Energy Co.
6.700%, 09/15/2019		130,000		139,556
Duke Energy Corp.
6.300%, 02/01/2014		55,000		58,398
FirstEnergy Corp.
6.450%, 11/15/2011		130,000		136,097
MidAmerican Energy Holdings Company
5.750%, 04/01/2018		245,000		246,798
Public Service Co of Colorado
5.125%, 06/01/2019		65,000		64,649
Virginia Electric and Power Co.
8.875%, 11/15/2038		165,000		215,926
Total Electric Utilities				938,156

Electronic Equipment, Instruments & Components - 0.07%
Corning, Inc.
6.625%, 05/15/2019		40,000		40,374
Food & Staples Retailing - 1.07%
CVS/Caremark Corporation
5.750%, 06/01/2017		185,000		185,058
6.600%, 03/15/2019		305,000		317,327
Sysco Corp.
5.375%, 03/17/2019		115,000		117,022
Total Food & Staples Retailing				619,407

Food Products - 0.34%
General Mills, Inc.
5.650%, 02/15/2019		110,000		112,753
Kraft Foods, Inc.
6.500%, 11/01/2031		85,000		81,939
Total Food Products				194,692

Gas Utilities - 0.27%
Atmos Energy Corp.
8.500%, 03/15/2019		85,000		94,276
EQT Corp.
8.125%, 06/01/2019		60,000		62,000
Total Gas Utilities				156,276

Health Care Providers & Services - 0.24%
HCA, Inc.
9.250%, 11/15/2016		100,000		98,500
Mckesson Corp.
7.500%, 02/15/2019		35,000		38,692
Total Health Care Providers & Services				137,192

Hotels, Restaurants & Leisure - 0.20%
Yum! Brands, Inc.
6.875%, 11/15/2037		130,000		115,987
Household Products - 0.32%
Kimberly-Clark Corp.
7.500%, 11/01/2018		155,000		184,119
Insurance - 0.37%
Chubb Corp.
6.500%, 05/15/2038		215,000		215,409
Media - 3.33%
Cox Communications Inc.
5.450%, 12/15/2014		185,000		182,780
9.375%, 01/15/2019 (a)		175,000		202,437
8.375%, 03/01/2039 (a)		150,000		157,992
News America, Inc.
6.900%, 03/01/2019 (a)		85,000		83,259
6.650%, 11/15/2037		155,000		131,567
Time Warner Cable, Inc.
5.400%, 07/02/2012		265,000		270,229
Time Warner Cable, Inc.
5.850%, 05/01/2017		185,000		183,009
6.750%, 07/01/2018		320,000		331,114
8.250%, 04/01/2019		205,000		230,061
Time Warner, Inc.
6.875%, 05/01/2012		100,000		105,347
Viacom, Inc.
6.250%, 04/30/2016		55,000		52,645
Total Media				1,930,440

Multiline Retail - 0.07%
Nordstrom, Inc.
6.750%, 06/01/2014		40,000		40,305
Office Electronics - 0.28%
Xerox Corp.
5.500%, 05/15/2012		85,000		83,621
Xerox Corp.
8.250%, 05/15/2014		80,000		81,278
Total Office Electronics				164,899

Oil, Gas & Consumable Fuels - 3.15%
Anadarko Petroleum Corp.
5.950%, 09/15/2016		225,000		215,513
ConocoPhillips
6.000%, 01/15/2020		160,000		166,406
DCP Midstream LLC
9.750%, 03/15/2019 (a)		150,000		156,761
6.750%, 09/15/2037 (a)		45,000		31,582
Devon Energy Corp.
5.625%, 01/15/2014		5,000		5,248
El Paso Corp.
8.250%, 02/15/2016		60,000		59,850
Energy Transfer Partners LP
9.000%, 04/15/2019		105,000		117,417
Enterprise Products Operating LLC
5.600%, 10/15/2014		145,000		142,683
Marathon Oil Corp.
7.500%, 02/15/2019		140,000		147,926
Massey Energy Co.
6.875%, 12/15/2013		75,000		66,750
NGPL Pipeco., LLC
6.514%, 12/15/2012 (a)		145,000		145,045
Oneok Partners Lp
8.625%, 03/01/2019		200,000		220,976
Pemex Project Funding Master Trust
5.750%, 03/01/2018		75,000		70,875
Plains All American Pipeline LP
8.750%, 05/01/2019		105,000		116,411
TEPPCO Partners LP
7.550%, 04/15/2038		75,000		64,499
Valero Energy Corp.
9.375%, 03/15/2019		90,000		100,918
Total Oil, Gas & Consumable Fuels				1,828,860

Pharmaceuticals - 0.73%
Abbott Laboratories
5.125%, 04/01/2019		115,000		116,402
Eli Lilly & Co.
5.950%, 11/15/2037		50,000		49,325
Pfizer, Inc.
6.200%, 03/15/2019		75,000		80,421
7.200%, 03/15/2039		155,000		175,812
Total Pharmaceuticals				421,960

Road & Rail - 0.82%
Erac USA Finance Co.
7.000%, 10/15/2037 (a)		470,000		369,906
Norfolk Southern Corp.
5.900%, 06/15/2019		105,000		107,271
Total Road & Rail				477,177

Software - 0.08%
Oracle Corp.
5.750%, 04/15/2018		45,000		48,577
Tobacco - 0.79%
Altria Group, Inc.
9.700%, 11/10/2018		100,000		113,989
9.950%, 11/10/2038		235,000		263,113
10.200%, 02/06/2039		70,000		80,213
Total Tobacco				457,315

Wireless Telecommunication Services - 0.93%
Rogers Communications, Inc.
6.800%, 08/15/2018		120,000		128,343
Verizon Wireless Capital LLC
5.550%, 02/01/2014 (a)		180,000		190,546
8.500%, 11/15/2018 (a)		180,000		218,752
Total Wireless Telecommunication Services				537,641

TOTAL CORPORATE BONDS (Cost $15,622,740)				$16,293,958

CREDIT-LINKED TRUST CERTIFICATES - 3.66%
CDX North America High Yield
8.750%, 12/29/2012 (a)		970,000		848,750
8.875%, 06/29/2013 (a)		1,439,886		1,277,899
TOTAL CREDIT-LINKED TRUST CERTIFICATES (Cost $2,289,457)				$2,126,649

FOREIGN BONDS - 7.41%
Anheuser-Busch InBev Worldwide Inc.
5.375%, 11/15/2014 (a)		225,000		226,010
7.750%, 01/15/2019 (a)		440,000		474,094
ArcelorMittal
6.125%, 06/01/2018		470,000		399,942
9.850%, 06/01/2019		75,000		77,146
Barclays Bank PLC
6.750%, 05/22/2019		390,000		387,370
BAT International Finance PLC
9.500%, 11/15/2018 (a)		310,000		357,285
Credit Suisse/New York
5.500%, 05/01/2014		100,000		101,108
Delhaize Group
5.875%, 02/01/2014		60,000		60,431
EnCana Corp.
6.500%, 05/15/2019		140,000		144,104
HSBC Holdings PLC
6.800%, 06/01/2038		140,000		132,331
Husky Energy, Inc.
7.250%, 12/15/2019		135,000		141,144
ING Bank NV
5.125%, 05/01/2015 (a)		135,000		116,808
Ingersoll-Rand Global Holding Co., Ltd.
6.000%, 08/15/2013		125,000		125,561
Rabobank Nederland NV
4.200%, 05/13/2014 (a)		245,000		245,505
Smiths Group PLC
7.200%, 05/15/2019 (a)		70,000		66,469
Suncor Energy, Inc.
6.100%, 06/01/2018		160,000		154,093
Talisman Energy, Inc.
7.750%, 06/01/2019		115,000		120,772
Teck Resources Ltd
10.750%, 05/15/2019 (a)		60,000		61,819
Telecom Italia Capital SA
7.721%, 06/04/2038		80,000		75,722
The Royal Bank of Scotland PLC
2.625%, 05/11/2012 (a)		740,000		748,264
Wea Finance LLC
7.500%, 06/02/2014 (a)		85,000		84,295
TOTAL FOREIGN BONDS (Cost $4,166,029)				$4,300,273

MORTGAGE BACKED SECURITIES - 43.41%
Banc of America Commerical Mortgage Inc.
Series 2005-3, 4.501%, 07/10/2043		225,000		219,979
Series 2007-1, 5.451%, 01/15/2049		200,000		154,516
Banc of America Funding Corp.
Pool #2006-A, 5.838%, 02/20/2036		155,809		74,127
Bear Stearns Commerical Mortgage Securities
Series A-4, 5.331%, 02/11/2044		155,000		121,737
Commercial Mortgage Loan Trust
Pool #2008LS, 6.221%, 12/10/2049		225,000		161,465
Credit Suisse Mortgage Capital Certificates
Series 2007-C3, 5.912%, 06/15/2039		200,000		146,561
Series 2006-C4, 4.771%, 09/15/2039		176,543		175,327
CS First Boston Mortgage Securities Corp.
Series 2005-C2, 4.832%, 04/15/2037		200,000		176,261
FHLMC
Pool #1H-2617, 5.770%, 05/01/2036		699,185		728,053
Pool #1J-1346, 5.604%, 11/01/2036		217,674		227,856
Pool #1G-1509, 5.345%, 02/01/2037		216,911		225,343
FHLMC Gold
Pool #G1-3122, 5.000%, 04/01/2023		51,309		53,131
Pool #G0-3072, 5.000%, 11/01/2036		863,079		884,970
Pool #A7-2203, 5.500%, 02/01/2038		159,310		164,743
Pool #G0-4449, 5.500%, 07/01/2038		282,116		291,737
Pool #G0-4471, 5.500%, 07/01/2038		133,696		138,256
Pool #A8-2657, 5.500%, 10/01/2038		240,114		248,302
Pool #A8-2134, 6.000%, 10/01/2038		118,969		124,587
Pool #G0-5164, 5.500%, 11/01/2038		453,164		468,784
FHLMC Remics
Series 3003, 4.750%, 12/15/2034		135,536		140,247
FNMA
Pool #897512, 5.000%, 12/01/2021		1,331,182		1,380,650
Pool #735581, 5.000%, 06/01/2035		3,121,355		3,205,762
Pool #990906, 5.500%, 10/01/2035		1,733,159		1,798,785
Pool #888233, 5.000%, 11/01/2035		2,136,336		2,192,771
Pool #889839, 5.500%, 12/01/2035		1,719,695		1,784,811
Pool #831922, 5.500%, 11/01/2036		162,286		168,050
Pool #920954, 6.670%, 01/01/2037		213,536		225,622
Pool #917882, 5.000%, 05/01/2037		1,719,392		1,762,932
Pool #952572, 5.500%, 09/01/2037		67,389		69,761
Pool #972296, 5.500%, 02/01/2038		0		0
Pool #981566, 5.000%, 05/01/2038		27,364		28,055
Pool #889579, 6.000%, 05/01/2038		2,187,649		2,293,385
Pool #934305, 5.000%, 06/01/2038		1,181,204		1,211,049
Pool #986068, 5.000%, 08/01/2038		682,030		699,263
Pool #975737, 5.000%, 09/01/2038		46,032		47,195
FNMA Remics
Series 2006-112, 5.500%, 07/25/2034		221,278		231,554
GMAC Commercial Mortgage Securities, Inc.
Series 2001-C1, 6.465%, 04/15/2034		212,870		217,063
GNMA
Series 2005-58, 4.500%, 08/20/2035		30,747		32,091
Pool #000TBA, 4.500%, 06/15/2039		211,000		212,912
Greenwich Capital Commercial Funding Corp.
Series A-4, 5.736%, 12/10/2049		45,000		35,491
GS Mortgage Securities Corp. II
Series 2007-GG10, 5.778%, 08/10/2045		230,000		210,001
Series 2007-GG10, 5.993%, 08/10/2045		540,000		414,493
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CIBC18, 5.440%, 06/12/2047		225,000		174,529
Series 2007-CIBC20, 5.794%, 02/12/2051		200,000		151,826
Series 2007-LDP12, 5.882%, 02/15/2051		200,000		153,072
JP Morgan Mortgage Trust
Pool #2005A3, 4.921%, 06/25/2035		132,641		114,052
Merrill Lynch Mortgage Investors Inc.
Pool #2006A1, 5.839%, 03/25/2036		154,596		77,776
Merrill Lynch/Countrywide Commerical Mortgage Trust
Series 2007-8, 6.156%, 08/12/2049		100,000		77,037
Morgan Stanley Capital I
Series A-5, 4.780%, 12/13/2041		200,000		178,927
SLM Student Loan Trust
Pool #2008-6, 3.073%, 10/25/2014		138,237		137,417
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, 5.929%, 06/15/2049		175,000		123,749
Series 2005-C19, 4.516%, 05/15/2044		225,000		213,118
Series 2005-C19, 4.661%, 05/15/2044		570,000		511,153
Series 2007-C31, 5.509%, 04/15/2047		200,000		137,307
TOTAL MORTGAGE BACKED SECURITIES (Cost $25,226,041)				$25,197,641

U.S. GOVERNMENT AGENCY ISSUES - 8.21%
FHLB
1.375%, 05/16/2011		135,000		135,703
3.625%, 10/18/2013		435,000		452,069
5.500%, 07/15/2036		5,000		5,189
FNMA
Pool #000TBA, 4.500%, 06/01/2019		590,000		604,197
000TBA, 4.500%, 06/01/2034		770,000		776,015
Pool #000TBA, 6.500%, 06/15/2035		750,000		799,102
Pool #000TBA, 5.500%, 06/01/2037		410,000		423,901
Pool #000TBA, 6.000%, 06/12/2038		200,000		209,406
GNMA
Pool #782248X, 5.500%, 10/15/2034		1,309,138		1,360,744
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $4,723,904)				$4,766,326

U.S. TREASURY OBLIGATIONS - 6.33%

U.S. Treasury Note/Bonds
4.250%, 11/15/2013		175,000		190,696
1.875%, 04/30/2014		685,000		670,870
2.750%, 02/15/2019		115,000		108,110
3.125%, 05/15/2019		140,000		136,041
0.081%, 08/15/2019		40,000		54,875
6.000%, 02/15/2026		105,000		126,312
3.500%, 02/15/2039		490,000		422,396
U.S. Treasury Inflation Indexed Bonds
2.375%, 01/15/2017		1,866,671		1,964,089
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,581,226)				$3,673,389

MUNICIPAL BONDS - 0.22%
State of California
7.550%, 04/01/2039		135,000		130,638
TOTAL MUNICIPAL BONDS (Cost $136,854)				$130,638

SHORT TERM INVESTMENTS - 6.18%
AIM STIT Treasury Portfolio
4.810%, 01/01/2020 (b)		908,554		908,554
Fidelity Institutional Money Market Funds - Government Portfolio
0.625%, 12/31/2031 (b)		1,554,636		1,554,636
First American Government Obligations Fund
1.910%, 12/31/2031 (b)		1,126,975		1,126,975
TOTAL SHORT TERM INVESTMENTS (Cost $3,590,165)				$3,590,165

Total Investments (Cost $60,351,959) - 105.15%				61,040,439
Liabilities in Excess of Other Assets - (5.15)%				(2,990,063)
TOTAL NET ASSETS - 100.00%				$58,050,376

Percentages are stated as a percent of net assets.

(a) Restricted
(b) Variable Rate

FAS 157 – Summary of Fair Value Exposure at May 31, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund’s investments carried at fair value:

		Level 1 –	Level 2 –	Level 3 –
		Quoted Prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	61,040,439	3,590,165	57,450,274	-
Other Financial Instruments*	(7,465)	(7,465)	-	-
Total	61,032,974	3,582,700	57,450,274	-

* Other financial instruments are derivative instruments not reflected in the the Portfolio of Investments, such as futures contracts, which are valued at the net appreciation/depreciation on open contracts.

FAS 161 - Disclosures About Derivative Instruments and Hedging Activities. (Unaudited)

In March 2008, Statement of Financial Accounting Standards 161, "Disclosures about Derivative Instruments and Heding Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15,
2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

		Asset Derivaties as of May 31, 2009
Derivatives not accounted for as hedging instruments under Statement 133		Balance Sheet Location		Fair Value

Futures Contracts		Assets		$ (7,465)

The cost basis of investments for federal income tax purposes at May 31, 2009 was as follows*:

Cost of investments			$ 60,351,959
Gross unrealized appreciation - Futures			4,060
Gross unrealized appreciation			1,962,184
Gross unrealized depreciation - Futures			(11,525)
Gross unrealized depreciation			(1,273,704)
Net unrealized appreciation			$ 681,015

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

PMC Core Fixed Income Fund
Schedule of Open Futures Contracts
May 31, 2009 (Unaudited)
	Number			Unrealized
	of Contracts	Contract	Settlement	Appreciation
Description	Written	Value	Month	Depreciation
U.S. 10 Year Note Future	10	1,170,000	Sept. 2009	(10,330)
U.S. 2 Year Note Future	4	867,250	Sept. 2009	(1,195)
Total Futures Contracts Written		$ 2,037,250		$ (11,525)

	Number			Unrealized
	of Contracts	Contract	Settlement	Appreciation
Description	Purchased	Value	Month	Depreciation
U.S. Long Bonds Future	1	117,656	Sept. 2009	2,350
U.S. 5 Year Note Future	5	577,344	Sept. 2009	1,710
Total Futures Contracts Purchased		$ 695,000		$ 4,060

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By       /s/ Joseph Neuberger
  Joseph Neuberger, President

Date    7/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Joseph Neuberger
  Joseph Neuberger, President

Date   7/28/09

By       /s/ John Buckel
  John Buckel, Treasurer

Date   7/29/09